PLANT EQUIPMENT AND MINING PROPERTIES	6 Months Ended
Jun. 30, 2024
PLANT EQUIPMENT AND MINING PROPERTIES
PLANT, EQUIPMENT AND MINING PROPERTIES

9. PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2023	14,687	763	774	14,930	23,294	14,693	69,141
Additions / Transfers	3,716	78	1,176	3,270	3,079	701	12,020
Writedowns	-	(6)	(22)	(629)	(141)	-	(798)
Effect of movements in exchange rates	(28)	9	1	2	-	(24)	(40)
Balance at December 31, 2023	18,375	844	1,929	17,573	26,232	15,370	80,323
Additions / Transfers	348	374	11	188	1,402	(131)	2,192
Writedowns	-	(17)	(12)	(1,321)	(23)	(352)	(1,725)
Effect of movements in exchange rates	4	(2)	1	(1)	-	(3)	(1)
Balance at June 30, 2024	18,727	1,199	1,929	16,439	27,611	14,884	80,789

ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2023	9,106	441	598	5,178	6,733	3,029	25,085
Additions / Transfers	367	111	204	676	1,170	294	2,822
Writedowns	-	(4)	(21)	(619)	(9)	-	(653)
Balance at December 31, 2023	9,473	548	781	5,235	7,894	3,323	27,254
Additions / Transfers	209	63	201	1,175	(156)	155	1,647
Writedowns	-	(16)	(11)	(1,146)	(23)	(145)	(1,341)
Balance at June 30, 2024	9,682	595	971	5,264	7,715	3,333	27,560

NET BOOK VALUE
At June 30, 2024	9,045	604	958	11,175	19,896	11,551	53,229
At December 31, 2023	8,902	296	1,148	12,339	18,338	12,047	53,069

Included in Buildings and construction in process above are assets under construction of $3,186 as at June 30, 2024 (December 31, 2023 - $3,166) on which no depreciation was charged in the periods then ended. Once the assets are available for use, they will be transferred to the appropriate class of plant, equipment and mining properties.

As of June 30, 2024, the Company performed an evaluation of the property plant and equipment and recorded a write-down of $384 (December 31, 2023 - $144) against the carrying value of mine and mill machinery and transportation equipment due to damage and obsolescence.

As at June 30, 2024, plant, equipment and mining properties included a net carrying amount of $6,809 (December 31, 2023 - $5,832) for mining equipment and right of use assets under lease.